Revenue Recognition - Schedule of Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,511	$ 1,057	$ 4,343	$ 1,755
Canada
Disaggregation of Revenue [Line Items]
Total revenue	1	313	73	691
United States
Disaggregation of Revenue [Line Items]
Total revenue	1,362	630	3,874	854
Rest of world
Disaggregation of Revenue [Line Items]
Total revenue	$ 148	$ 114	$ 396	$ 210